Basic and Diluted Net Loss Per Ordinary Share (Details) - Schedule of Basic and Diluted Loss Per Share (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Basic and Diluted Loss Per Share [Abstract]
Weighted-average shares used in computing net loss per share, diluted (in Shares)	398,123,569	208,480,999
Net loss per share from continuing operations, diluted	$ 0.011	$ 0.04
Net loss per share from discontinued operations, diluted		$ 0.01